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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    March 31, 2006
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):        / / is a restatement.
                                        / /  adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         White Mountains Advisors LLC
                 -------------------------------
   Address:      370 Church Street
                 -------------------------------
                 Guilford, CT 06437
                 -------------------------------



Form 13F File Number: 28-00470
                      ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mark J. Plourde
         -------------------------------
Title:   Chief Financial Officer
         -------------------------------
Phone:   (203) 458-5805
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Mark J. Plourde                Guilford, Connecticut      May 12, 2006
   -------------------------------    ---------------------      -------------
           [Signature]                  [City, State]               [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number        Name

    28-04685                 Prospector Partners, LLC
    ---------------          ------------------------------------
    28-05231                 Pillar Point Equity Management, LLC
    ---------------          ------------------------------------
    28-03130                 Fenimore Asset Management, Inc.
    ---------------          ------------------------------------
    28-04903                 Gartmore SA Capital Trust
    ---------------          ------------------------------------
    28-00058                 Pioneer Investment Management, Inc.
    ---------------          ------------------------------------

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                1
                                        --------------------

Form 13F Information Table Entry Total:           1
                                        --------------------

Form 13F Information Table Value Total:     102,840
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


  No.      Form 13F File Number      Name

  1.           28-01681              White Mountains Insurance Group, Ltd.
 ------    -----------------         -------------------------------------


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                                            WHITE MOUNTAINS ADVISORS LLC

                                            WHITE MOUNTAINS ADVISORS LLC
                                    FORM 13F INFORMATION TABLE - MARCH 31, 2006

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                                                                   Amount and
                                  Title                 Market       Type of      Investment    Other    Voting  Authority (Shares)
Name of Issuer                   of Class     CUSIP     Value       Security      Discretion   Managers   Sole    Shared     None

-----------------------------------------------------------------------------------------------------------------------------------
1   MONTPELIER RE HOLDINGS LTD     SHS      G62185106   $102,840   6,309,189 SH    DEFINED        01               6,309,189

01    White Mountains Insurance Group, Ltd.